Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of assumptions were used for options issued
	Years Ended December 31,
	2020	2019

Expected volatility	70.0%	70.0%
Expected term (in years)	6.1	6.1 - 10
Risk-free interest rate	1.7%	1.4 - 3.0%
Expected dividend yield	0.0%	0.0%

Schedule of share option activity
Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term

Outstanding at December 31, 2018	5,508,031	$0.11	8.7
Granted	3,213,131	0.16
Exercised	(418,033)	0.14
Cancelled or forfeited	(1,715,847)	0.13

Outstanding at December 31, 2019	6,587,282	0.13	8.2
Granted	2,797,828	0.23
Exercised	(1,112,960)	0.11
Cancelled or forfeited	(1,289,653)	0.19

Outstanding at December 31, 2020	6,982,497	$0.16	7.8

Exercisable at December 31, 2019	2,482,987	$0.10	7.2

Exercisable at December 31, 2020	3,851,486	$0.13	7.1